Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Impairment losses			¥ 13,500
Depreciation and amortization	¥ 214,157	¥ 231,291	220,436
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses			433
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses			13,067
Entity-wide assets
Property, Plant and Equipment [Line Items]
Impairment losses on real estate			¥ 12,976